Pensions - Income statement charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pensions
Continuing operations	£ 196	£ 195
Discontinued operations	£ 19	£ 20